Fair value of collateral held that the Group has the right to sell or repledge regardless of pledger's default (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair value of collateral held that the Group has the right to sell or repledge regardless of pledger's default [Abstract]
Securities pledged as collateral	₩ 7,342,239	₩ 8,779,621
Securities received as collateral	₩ 5,190,387	₩ 3,749,516